Other operating expenses	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Other operating expenses
6 Other Operating Expenses
(a) Items included within other operating expenses
The following items are included within other operating expenses:

	2021 £m	2020 £m	2019 £m

Other operating expenses	7,468	7,667	7,851

The following items are included within other operating expenses:

Master settlement agreement (note 6(b),(d))	2,486	2,783	2,163

Marketing expenses in operating profit (note 6(c))	1,242	1,096	1,149

Inventory write-offs (note 20)	215	309	255

Research and development expenses (excluding employee benefit costs and depreciation) (note 6(e))	141	121	126

Loss on disposal of BAT Pars (note 6(f))	358	–	–

Excise, VAT and penalties in respect of disputes in Turkey, South Korea and Russia (note 6(g))	26	(40)	202

Judgment in respect of Quebec class actions (note 6(h))	–	–	436

Exchange differences	19	(29)	22

Hedge ineffectiveness within operating profit	(5)	(3)	(5)

Expenses relating to short-term leases	8	10	16

Expenses relating to leases of low-value assets	1	1	1

Gains arising from sale and leaseback transactions	–	(1)	–

Auditor’s remuneration (note 6(i))	27.1	28.3	25.3
(b) Master Settlement Agreement
In 1998, the major U.S. cigarette manufacturers (including the R.J. Reynolds Tobacco Company, Lorillard and Brown & Williamson, businesses which are now part of the Reynolds Group) entered into the Master Settlement Agreement (MSA) with attorneys general representing most U.S. states and territories. The MSA imposes a perpetual stream of future payment obligations on the major U.S. cigarette manufacturers. The amounts of money that the participating manufacturers are required to annually contribute are based upon, amongst other things, the volume of cigarettes sold and market share (based on cigarette shipments in that year).
During 2012, R.J. Reynolds Tobacco Company, Santa Fe Natural Tobacco Company (SFNTC), various other tobacco manufacturers, 17 states, the District of Columbia and Puerto Rico reached an agreement related to the Non-Participating Manufacturer (NPM) adjustment under the MSA, and three more states joined the agreement in 2013. Under this agreement, R.J. Reynolds Tobacco Company has received credits of more than US$1 billion, in respect of its Non-Participating Manufacturer (NPM) Adjustment claims related to the period from 2003 to 2012. These credits have been applied against the companies’ MSA payments over a period of five years from 2013, subject to, and dependent upon, meeting the various ongoing performance obligations. During 2014, two additional states agreed to settle NPM disputes related to claims for the period 2003 to 2012. R.J. Reynolds Tobacco Company has received US$170 million in credits, which has been applied over a five-year period from 2014. During 2015, another state agreed to settle NPM disputes related to claims for the period 2004 to 2014 and included a method to determine future adjustments from 2015 forward. R.J. Reynolds Tobacco Company has received US$285 million in credits, which was applied over a four-year period from 2016. During 2016, no additional states agreed to settle NPM disputes. During 2017, two more states agreed to settle NPM disputes related to claims for the period 2004 to 2014. It is estimated that R.J. Reynolds Tobacco Company will receive US$61 million in credits, which will be applied over a five-year period from 2017. During 2018, nine more states agreed to settle NPM disputes related to claims for the period 2004 to 2019, with an option through 2022, subject to certain conditions. It is estimated that R.J. Reynolds Tobacco Company will receive US$182 million in credits for settled periods through 2017, which will be applied over a five-year period from 2018. Also, in 2018, one additional state agreed to settle NPM disputes related to claims for the period 2004 to 2024, subject to certain conditions. It is estimated that R.J. Reynolds Tobacco Company will receive US$205 million in credits for settled periods through 2017, which will be applied over a five-year period from 2019. In the first quarter of 2020, certain conditions set forth in the 2017 and 2018 agreements were met for those 10 states. In addition, in August 2020, 24 states, the District of Columbia and Puerto Rico agreed to settle NPM disputes related to claims for the period 2018 to 2022. Credits in respect of future years’ payments and the NPM Adjustment claims would be accounted for in the applicable year and will not be treated as adjusting items. Only credits in respect of prior year payments are included as adjusting items.
In 2020, R.J. Reynolds Tobacco Company recognised additional expenses under the state settlement agreements in the States of Mississippi, Florida, Texas and Minnesota. R.J. Reynolds Tobacco Company recognised US$241 million of expense for payment obligations to the State of Florida for the ITG Brands, LLC acquired brands from the date of divestiture, June 12, 2015, as a result of an unfavourable judgment. In addition, R.J. Reynolds Tobacco Company recognised US$264 million related to the resolution of claims against it in the States of Texas, Minnesota and Mississippi for payment obligations to those states for the ITG Brands, LLC acquired brands from the date of divestiture. Finally, R.J. Reynolds Tobacco Company settled certain related claims with Phillip Morris USA under the state settlement agreements in the states of Mississippi, Texas and Minnesota for US$8 million. Additional information related to the resolution of these claims is included in notes 6(d) and 31. During 2021, an additional US$17 million expense was recognised in relation to the final resolution of the Texas and Minnesota claims.
The BAT Group is subject to substantial payment obligations under the MSA and the state settlement agreements with the States of Mississippi, Florida, Texas and Minnesota (such settlement agreements, collectively State Settlement Agreements). Reynolds Group’s operating subsidiaries’ expenses and payments under the MSA and the State Settlement Agreements for 2021 amounted to US$3,420 million (2020: US$3,572 million; 2019: US$2,762 million) in respect of settlement expenses and US$3,744 million (2020: US$2,848 million; 2019: US$2,918 million) in respect of settlement cash payments.

(c) Marketing expenses in operating profit
Certain marketing activities, such as discounts or allowances provided to customers, are required to be deducted from revenue as explained in note 1. Other marketing expenses, such as point of sale and promotional materials, media advertising and sponsorship, and consumer research, are reported as operating expenses and have been shown in the table above.
(d) Litigation costs
Litigation costs included within other operating expenses, and reported as an adjusting item, were £54 million (2020: £87 million; 2019: £236 million) predominantly related to other litigation costs including
Engle
progeny.
In 2020, also included as an adjusting item was a charge of £400 million incurred largely in respect of charges following the development in cases regarding payment obligations under the state settlement agreements with Florida, Texas, Minnesota and Mississippi for brands previously sold to a third party. The Group recognised a charge of £188 million in the period for a final judgment of a case in the Florida court. The Group continues to pursue indemnification remedies in a Delaware court for payments made to Florida as a result of this judgment, as explained in note 31. During 2020, the Group also recognised a provision of £212 million related to the settlement discussions with other manufacturers and the States of Texas, Minnesota and Mississippi for payment obligations related to these brands in prior years. During 2021, an additional £12 million expense was recognised in relation to the final resolution of the Texas and Minnesota claims.
(e) Research and development
Total research and development costs, including employee benefit costs and depreciation, are £304 million (2020: £307 million; 2019: £376 million). Included in the 2019 research and development costs is £65 million of costs primarily related to packages in respect of employee benefit reductions as part of the Group’s 2019 restructuring initiative (Quantum), as discussed in note 7.
(f) Loss on disposal of BAT Pars
On 6 August 2021, the Group disposed of its Iranian subsidiary, B.A.T. Pars Company PJSC (BAT Pars). Included within other operating expenses, and recognised as an adjusting item, is a charge of £358 million comprising £272 million of foreign exchange reclassified from other comprehensive income (note 22(c)(i)) and an impairment charge and associated costs of £88 million. In addition, a credit of £2 million was recognised in relation to a partial unwind of discounting on the deferred proceeds. More information has been provided in note 27(d).
(g) Tax disputes in Turkey, South Korea and Russia
The settlement of tax disputes in Turkey, South Korea and Russia were recognised as adjusting items.
Turkey
As explained in note 31, British American Tobacco Tutun Mamulleri Sanayi ve Ticaret Anonim Sirketi (BAT Tutun) was subject to a series of tax audits mainly on inventory movements for the years 2015, 2016 and 2019. In August 2021, BAT Tutun applied under the relevant tax amnesty law to settle its retrospective tax assessments. Based on the settlement through the tax amnesty procedure, BAT Tutun agreed to pay £47 million in 18 instalments from 1 November 2021 until 31 July 2024. Of the £47 million, £30 million of excise and penalties were recognised and charged to operating profit, £11 million as interest in net finance costs (note 8(b)) and £6 million in taxation.
South Korea
As explained in note 31, on 16 September 2021, Rothmans Far East B.V. Korea Branch Office received £4 million in relation to a VAT case. In line with the treatment of the associated expense incurred in 2016, the cash received was recognised as an adjusting item.
Russia
In August 2019, the Russian tax authority issued a final audit report to JSC British American Tobacco-SPb (BAT SpB) related to the application of legislation introduced in 2017 that prospectively limited the amount of production that could take place prior to excise tax increases, without being subject to higher excise tax rates. The final audit report sought to retrospectively apply the legislation to the years 2015 to 2017. BAT SpB submitted an appeal to the Federal Tax Services (FTS) objecting to the findings. The FTS accepted some of BAT SpB’s arguments and, on 27 January 2020, a final claim was issued by the FTS. As a consequence, the Group recognised a charge of £202 million. The Group also recognised an interest charge of £50 million (note 8(b)).
In 2020, a credit of £40 million was recognised in relation to the 2019 charge discussed above, of which £14 million was offset in the adjusting items included in taxation (note 10(d)).
(h) Quebec class actions
In 2019, a charge of £436 million was incurred in respect of the Quebec class actions, as explained in note 31, and charged as an adjusting item.

(i) Auditor’s remuneration

	2021 £m	2020 £m	2019 £m

Auditor’s remuneration

Total expense for audit services pursuant to legislation:

– fees to KPMG LLP for Parent Company and Group audit	8.7	8.7	6.8

– fees to KPMG LLP firms and associates for local statutory and Group reporting audits	9.5	9.9	9.0

Total audit fees expense – KPMG LLP firms and associates	18.2	18.6	15.8

Audit fees expense to other firms	0.2	0.2	0.1

Total audit fees expense	18.4	18.8	15.9

Fees to KPMG LLP firms and associates for other services:

– audit-related assurance services	8.0	8.5	8.5

– other assurance services	0.3	0.5	0.5

– tax advisory services	–	–	–

– tax compliance	–	–	–

– audit of defined benefit schemes of the Company	0.4	0.5	0.4

– other non-audit services	–	–	–

	8.7	9.5	9.4
The total auditor’s remuneration to KPMG firms and associates included above are £26.9 million (2020: £28.1 million; 2019: £25.2 million).
Under SEC regulations, the remuneration to KPMG firms and associates of £26.9 million in 2021 (2020: £28.1 million; 2019: £25.1 million) is required to be presented as follows: audit fees £26.2 million (2020: £27.5 million; 2019: £24.7 million), audit-related fees £0.4 million (2020: £0.5 million; 2019: £0.4 million), tax fees £nil (2020: £nil; 2019: £nil) and all other fees £0.3 million (2020: £0.1 million; 2019: £0.1 million). Audit-related fees are in respect of services provided to associated pension schemes. All other fees are in respect of other assurance services, including those provided over information derived from the financial information systems subject to audit or over the controls over those systems.